Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

15. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on their foreign‑derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, a two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

The PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. Beijing Duoke is recognized as “High-New Technology Enterprise” (“HNTE”) and is eligible for a 15% preferential tax rate effective from 2020 through 2022, upon the completion of its filings with the relevant tax authorities. The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China.

Composition of income tax

The following table presents the composition of income tax expenses for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current income tax expense	15,079	22,978	373
Deferred taxation	(252)	(3,085)	3,391
Total	14,827	19,893	3,764

Reconciliation of the differences between statutory income tax rate and the effective income tax rate for the years ended December 31, 2018, 2019 and 2020 are as below:

	For the year ended December 31,
	2018	2019	2020
	%	%	%
Statutory EIT rate	25.00	25.00	25.00
Effect of non‑deductible expenses(1)	3.28	(386.74)	(5.78)
Tax incentives for research and development expense(2)	(7.35)	111.56	2.08
Tax incentives for wages of disabled staff	(0.36)	9.89	0.02
Preferential tax rate	—	—	1.15
Change in valuation allowance	5.82	(154.03)	(23.19)
Non-taxable item (3)	—	47.58	—
Tax rate difference from statutory rate in other jurisdictions	0.40	7.45	(0.72)
Others	—	8.72	0.07
Effective income tax rate	26.79	(330.57)	(1.37)
(1)	It is mainly comprised of share‑based compensation expenses which are permanent differences.
(2)

According to policies promulgated by the State Tax Bureau of the PRC, certain of the Group’s subsidiaries are entitled to tax incentives for research and development expenses at 175% of tax‑deductible research and development expenses in 2018, 2019 and 2020.

(3)	It is due to the disposal gain arising from the disposal of 36Kr Global Holding.

Composition of deferred tax assets

Deferred taxes arising from PRC subsidiaries, the VIE and the VIE’s subsidiaries were measured using the enacted tax rates for the periods in which they are expected to be reversed. The Group’s deferred tax assets consist of the following components:

	December 31,	December 31,
	2019	2020
	RMB’000	RMB’000
Deferred tax assets - non‑current:
—Net operating tax losses carry forwards	9,440	30,536
—Allowances of doubtful accounts	3,144	18,906
—Property and equipment impairment	—	1,997
—Others	584	299
Total deferred tax assets	13,168	51,738
Deferred tax liabilities - non‑current:
—Change in fair value of short‑term investments	(147)	—
Total deferred tax liabilities	(147)	—
Subtotal	13,021	—
Less: valuation allowance	(9,630)	(51,738)
Total deferred tax assets, net	3,391	—

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, retained earnings, existence of taxable temporary differences and reversal periods.

As of December 31, 2020, the Group has incurred accumulated tax losses of RMB 143 million, increased from RMB 39 million as of December 31, 2019. Of these net tax losses carryforwards, RMB 11 million, RMB 28 million and RMB 104 million will expire in 2023, 2024 and 2025, respectively, if not utilized. The Group believes that it is more likely that these net accumulated tax losses will not be utilized in the future. Therefore, the Group has provided full valuation allowance for the deferred tax assets amounted to RMB 52 million which arose from such net accumulated tax losses as of December 31, 2020.

Withholding income tax

The EIT Law imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non‑resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous EIT Law. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with China. According to the Arrangement between Mainland China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular [2009] 601 and SAT Public Notice [2018] No.9 regarding the assessment criteria on beneficial owner status. The Group did not record any dividend withholding tax, as the Group’s FIE, the WFOE, has no retained earnings in any of the periods presented.